Unaudited Subsequent Events	12 Months Ended
Sep. 30, 2020
Unaudited Subsequent Events
Unaudited Subsequent Events

NOTE 19- UNAUDITED SUBSEQUENT EVENTS

As disclosed in Note 10, the Company’s VIE, Xi’an App-Chem entered into two loan agreements with Huaxia Bank to borrow total of a RMB 3 million (equivalent to $440,962) as working capital, with maturity date on April 16, 2021 and June 29, 2021, respectively. On April 16, 2021, the Company repaid RMB 1 million (approximately $0.15 million) to Huaxia Bank upon maturity.

On March 4, 2021, the Company’s VIE, Xi’an App-Chem, borrowed RMB 2 million (approximately $0.3 million) short-term loan from Xi’an Guoxin Micro-lending Co., Ltd. as working capital for six months, with maturity date on September 3, 2021 and interest rate of 15.4% per annum.

On March 24, 2021, the Company’s VIE, Xi’an App-Chem, borrowed RMB 3 million (approximately $0.44 million) short-term loan from Xi’an Guoxu Investment Management Co., Ltd. as working capital for six months, with maturity date on September 23, 2021 and interest rate of 13% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife, jointly provided guarantee to this loan.